Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income
Currency translation adjustment generated by the parent company (Note 9)	$ 9,316	$ (1,548)	$ (7,268)
Other comprehensive income, before tax, exchange differences on translation	(2,578)	(1,098)	2,456
Currency translation adjustment of equity affiliates	(730)	890	87
Total currency translation adjustment recognized in comprehensive income	6,008	(1,756)	(4,725)
Euro
Other comprehensive income
Currency translation adjustment generated by the parent company (Note 9)	9,316	(1,548)	(7,268)
Other comprehensive income, before tax, exchange differences on translation	(3,275)	(184)	3,318
Currency translation adjustment of equity affiliates	(1,099)	223	903
Total currency translation adjustment recognized in comprehensive income	4,943	(1,509)	(3,047)
Pound Sterling
Other comprehensive income
Other comprehensive income, before tax, exchange differences on translation	462	(887)	(267)
Currency translation adjustment of equity affiliates	(25)	54	16
Total currency translation adjustment recognized in comprehensive income	436	(833)	(251)
Ruble
Other comprehensive income
Other comprehensive income, before tax, exchange differences on translation	3	7	(3)
Currency translation adjustment of equity affiliates	207	643	(718)
Total currency translation adjustment recognized in comprehensive income	210	650	(721)
Other currencies
Other comprehensive income
Other comprehensive income, before tax, exchange differences on translation	232	(34)	(592)
Currency translation adjustment of equity affiliates	187	(30)	(114)
Total currency translation adjustment recognized in comprehensive income	$ 419	$ (64)	$ (706)